Organization (Details Textual)			12 Months Ended
	Oct. 12, 2018 USD ($)	Nov. 15, 2017 ₪ / shares shares	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ₪ / shares
Organization And Significant Accounting Policies [Line Items]
Business merger date		Nov. 15, 2017
Par value per share | ₪ / shares						₪ 0.07
Reverse split of ordinary shares			1-for-7
Reverse split of ordinary shares, ratio		0.1429	0.1429
Accumulated deficit			$ (44,874,000)		$ (23,089,000)
Loan and Security Agreement [Member] | Term Loan [Member]
Organization And Significant Accounting Policies [Line Items]
Gross proceeds from long-term debt agreement	$ 10,000,000
Sales Agreement [Member] | Leerink Partners LLC [Member] | Maximum [Member]
Organization And Significant Accounting Policies [Line Items]
Aggregate amount of ordinary shares sold				$ 30,000,000
Alocobra Limited [Member]
Organization And Significant Accounting Policies [Line Items]
Stock issued during period, shares, acquisitions | shares		6,631,712
Par value per share | ₪ / shares		₪ 0.07